Fair Value Measurements - Summary of table provides a roll-forward of the change in the preferred stock tranche liability (Detail) - Preferred Stock Tranche Liability [Member] - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 28, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Disclosure In Tabular Form Of Change In The Fair Value Of Preferred Stock Tranche Liability Using Significant Unobservable Input [Line Items]
Initial closing on October 22, 2020	$ 6,120			$ 435
Forfeiture of tranche rights	(780)
Second closing on December 28, 2020	63
Beginning balance		$ 12,300	$ 435	435
Recognition of tranche rights from January 2021 issuance				33
Change in fair value	$ (4,968)	$ 2,900	11,800	14,742
Tranche liability extinguishment				(15,210)
Ending Balance			$ 12,300	$ 0